UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-02351

Name of Fund: Pacific American Income Shares, Inc.

Address of Principal Executive Offices:

385 East Colorado Boulevard

Pasadena, CA 91101

Name and address of agent for service:

Richard M. Wachterman, Esq.

Legg Mason Wood Walker, Incorporated

100 Light Street

Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1 – Report to Shareholders

Pacific American Income Shares, Inc.

Semi-Annual Report to Shareholders

June 30, 2004

Semi-Annual Report to Shareholders

STATISTICAL HIGHLIGHTS

(Amounts in Thousands, except per share amounts)

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Net Asset Value	$150,586	$155,139
Per Share	$16.04	$16.52
Net Investment Income	$4,495	$8,663
Per Share	$0.48	$0.92
Dividends Paid	$4,448	$9,190
Per Share	$0.47	$0.98

The Company

Pacific American Income Shares, Inc. (“PAI” or the “Company”) is a closed-end, diversified management investment company which seeks for its shareholders a high level of current income through investment in a diversified portfolio of debt securities. Substantially all of the net investment income is distributed to the shareholders. A Dividend Reinvestment Plan is available to those shareholders of record desiring it. The shares are listed on the New York Stock Exchange where they are traded under the symbol PAI, and price quotations can be found in publications under the abbreviation PacAmShrs.

Investment Policies

The Company’s investment policies provide that its portfolio be invested as follows:

•	At least 75% in debt securities rated within the four highest grades, and in government securities, bank debt, commercial paper, cash or cash equivalents.

•	Up to 25% in other fixed income securities, convertible bonds, convertible preferred and preferred stock.

•	Not more than 25% in securities restricted as to resale.

Dividend Reinvestment Plan

PAI and EquiServe Trust Company, N.A. (“EquiServe” or the “Agent”), as the Transfer Agent and Registrar of the Company, offer two convenient ways to add shares of the Company to your account. First, PAI offers to all shareholders a Dividend Reinvestment Plan (“Plan”). Under the Plan, cash distributions (e.g., dividends and capital gains) are automatically invested in shares of PAI unless the shareholder elects otherwise. Second, the Company offers to registered shareholders (those who own shares in their own name on the Company’s records) the option to purchase additional whole and partial shares of PAI—the Optional Cash Investment Service (“Optional Cash Investment Service”).

As a participant in the Dividend Reinvestment Plan, you will automatically receive your dividend or net capital gains distribution in newly issued shares of PAI, if the market price of the shares on the date of the distribution is at or above the net asset value (“NAV”) of the shares. The number of shares to be issued to you will be determined by dividing the amount of the cash distribution to which you are entitled (net of any applicable withholding taxes) by the greater of the NAV per share on such date or 95% of the market price of a share on such date. If the market price of a share on such distribution date is below the NAV, the Agent will, as agent for the participants, buy shares of PAI stock through a broker on the open market. All shares of common stock acquired on your behalf through the Plan will be automatically credited to an account maintained on the books of the Agent. Full and fractional shares will be voted by State Street in accordance with your instructions.

Optional Cash Investment Service

Under the Optional Cash Investment Service (offered to registered shareholders only), funds received from shareholders for stock purchases will be pooled once per month. The Agent will then purchase shares of PAI stock through a broker on the open market. For the purposes of making purchases, the Agent will commingle each participant’s funds with those of all other participants in the Plan. The price per share of shares purchased for each participant’s account with respect to a particular dividend or other distribution shall be the average price (including brokerage commissions, transfer taxes and any other costs of purchase) of all shares purchased with respect to that dividend or other distribution. The Agent will hold the total shares purchased for all participants in its name or the name of its nominee and will have no responsibility for the value of such shares after their purchase.

Semi-Annual Report to Shareholders

STATISTICAL HIGHLIGHTS—Continued

Beneficial shareholders (those who own shares held in a brokerage, bank or other financial institution account) are not eligible to participate in this option because there is no way to make payments through a broker, bank or nominee. A beneficial shareholder may, however, have their shares taken out of “street name” and re-register such shares in their own name, becoming a registered shareholder in order to participate. If you wish to do so, please contact your broker, bank or nominee.

Additional Information Regarding the Plan and the Optional Cash Investment Service

PAI will pay all costs applicable to the Plan and Optional Cash Investment Service, with noted exceptions. Brokerage commissions, transfer taxes and any other costs of purchase or sale by the Agent under the Plan or Optional Cash Investment Service will be charged to participants. In the event PAI determines to no longer pay such costs, the Agent will terminate the Plan and Optional Cash Investment Service and may, but is not obligated to, offer a new plan under which it would impose a direct service charge on participants.

All shares acquired through the Plan or the Optional Cash Investment Service receive voting rights and are eligible for any stock split, stock dividend, or other rights accruing to shareholders that the Board of Directors may declare.

You may terminate participation in the Plan or the Optional Cash Investment Service at any time by giving written notice to the Agent. Such termination shall be effective prior to the record date next succeeding the receipt of such instructions or by a later date of termination specified in such instructions. Upon termination, a participant may request a certificate for the full shares credited to his or her account or may request the sale of all or part of such shares. If the participant instructs the Agent to sell the shares credited to the participant’s account, the Agent may accumulate such shares and those of any other terminating participants for purposes of such sale. Brokerage charges, transfer taxes, and any other costs of sale will be allocated pro rata among the selling participants. Any such sale may be made on any securities exchange where such shares are traded, in the over-the-counter market or in negotiated transactions, and may be subject to such terms of price, delivery, etc., as the Agent may agree to. Fractional shares credited to a terminating account will be paid for in cash at the current market price at the time of termination.

Dividends and other distributions invested in additional shares under the Plan are subject to income tax just as if they had been received in cash. After year end, dividends paid on the accumulated shares will be included in the Form 1099-DIV information return to the Internal Revenue Service (IRS) and only one Form 1099-DIV will be sent to participants each year.

Inquiries regarding the Plan and the Optional Cash Investment Service, as well as notices of termination, should be directed to EquiServe Trust Company, N.A., P.O. Box 43011, Providence, RI 02940-3011—Investor Relations telephone number 1-866-290-4386.

Proxy Voting Policies and Procedures

You may request a free description of the policies and procedures that the Company uses to determine how proxies relating to the Company’s portfolio securities are voted by calling 1-800-799-4932 or by writing to the Company, or you may obtain a copy of these policies and procedures (and other information regarding the Company) from the Securities and Exchange Commission’s web site (http://www.sec.gov).

Semi-Annual Report to Shareholders

PORTFOLIO DIVERSIFICATION

June 30, 2004 (Unaudited)

*EXPRESSED AS A PERCENTAGE OF THE PORTFOLIO

The pie chart and bar chart above represent the Company’s assets as of June 30, 2004. The Company’s portfolio is actively managed, and its portfolio composition, credit quality breakdown, and other portfolio characteristics will vary from time to time.

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS

June 30, 2004 (Unaudited)

(Amounts in Thousands)

Pacific American Income Shares, Inc.

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	97.9%

Corporate Bonds and Notes	66.0%

Aerospace/Defense	2.5%
Northrop Grumman Corporation		9.375%	10/15/24	$2,000	$2,118
Raytheon Company		5.375%	4/1/13	420	419	A
Raytheon Company		6.400%	12/15/18	610	635
Systems 2001 Asset Trust		6.664%	9/15/13	518	558	B

					3,730

Auto Parts and Equipment	0.3%
American Axle & Manufacturing Inc.		5.250%	2/11/14	300	288
Lear Corporation		8.110%	5/15/09	200	228

					516

Automotive	3.0%
Ford Motor Company		7.450%	7/16/31	190	181
Ford Motor Company		8.900%	1/15/32	730	796
Ford Motor Company		7.700%	5/15/97	940	857
General Motors Corporation		8.250%	7/15/23	190	199
General Motors Corporation		8.375%	7/15/33	2,350	2,488	A

					4,521

Banking and Finance	5.0%
Ford Motor Credit Company		6.500%	1/25/07	790	830
Ford Motor Credit Company		5.800%	1/12/09	600	606
Ford Motor Credit Company		7.375%	10/28/09	590	630
Ford Motor Credit Company		7.250%	10/25/11	1,380	1,441
Ford Motor Credit Company		7.000%	10/1/13	580	585	A
Fuji Co., Ltd.		9.870%	12/31/49	620	701	B
General Motors Acceptance Corporation		6.125%	8/28/07	1,050	1,096	A
General Motors Acceptance Corporation		6.875%	9/15/11	1,000	1,025
SB Treasury Company LLC		9.400%	12/29/49	600	675	ABC

					7,589

Banks	3.2%
Bank of America Corporation		6.250%	4/15/12	1,075	1,147
Bank of America Corporation		7.800%	9/15/16	250	294
Bank One Corporation		5.250%	1/30/13	845	831
BankAmerica Capital III		1.710%	1/15/27	215	207	D
CBA Capital Trust I		5.805%	12/31/49	1,390	1,359	B
Chase Capital II		1.679%	2/1/27	725	687	D

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Banks—Continued
UnionBanCal Corporation		5.250%	12/16/13	$295	$291

					4,816

Building Materials	0.4%
American Standard, Inc.		8.250%	6/1/09	500	560

Cable	1.9%
Comcast Corporation		7.050%	3/15/33	160	166
Cox Communications, Inc.		7.125%	10/1/12	840	920
CSC Holdings Inc.		7.250%	7/15/08	700	707
CSC Holdings Inc.		7.625%	7/15/18	500	466
TCI Communications, Inc.		8.750%	8/1/15	160	193
Tele-Communications, Inc.		9.800%	2/1/12	375	470

					2,922

Casino Resorts	0.4%
Harrah’s Operating Company, Inc.		5.500%	7/1/10	340	342	B
Park Place Entertainment Corporation		8.125%	5/15/11	250	265

					607

Chemicals	1.3%
The Dow Chemical Company		6.000%	10/1/12	1,000	1,033
The Dow Chemical Company		7.375%	11/1/29	800	871

					1,904

Computer Services and Systems	0.7%
Electronic Data Systems Corporation		7.125%	10/15/09	600	628	A
Electronic Data Systems Corporation		7.450%	10/15/29	420	412	A

					1,040

Diversified Financial Services	1.3%
Boeing Capital Corporation		5.800%	1/15/13	500	515	A
Capital One Financial Corporation		8.750%	2/1/07	350	387
Capital One Financial Corporation		7.125%	8/1/08	90	97
CIT Group Inc.		3.875%	11/3/08	5	5
CIT Group Inc.		7.750%	4/2/12	400	456
IBJ Preferred Capital Corp. LLC		8.790%	12/29/49	110	121	B
Wells Fargo & Company		5.000%	11/15/14	405	391

					1,972

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Pacific American Income Shares, Inc.—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Electric	2.2%
AEP Texas Central Company		5.500%	2/15/13	$420	$420	A
American Electric Power Company, Inc.		5.250%	6/1/15	490	470
Dominion Resources, Inc.		5.125%	12/15/09	210	213	A
FirstEnergy Corp.		5.500%	11/15/06	60	62
FirstEnergy Corp.		7.375%	11/15/31	350	365
General Electric Company		5.000%	2/1/13	500	492
Southern California Edison Company		8.000%	2/15/07	375	414
System Energy Resources, Inc.		4.875%	10/1/07	380	385
Tampa Electric Company		6.375%	8/15/12	145	150	A
The AES Corporation		9.500%	6/1/09	39	42
The Cleveland Electric Illuminating Company		5.650%	12/15/13	300	292	B

					3,305

Energy	7.7%
Alabama Power Company		3.125%	5/1/08	360	348	A
Calpine Corporation		8.500%	2/15/11	258	168	A
Calpine Corporation		8.750%	7/15/13	280	230	A,B
CenterPoint Energy, Inc.		6.850%	6/1/15	750	762
DTE Energy Company		6.375%	4/15/33	630	590
Duke Energy Corporation		5.625%	11/30/12	70	70
Exelon Corporation		6.750%	5/1/11	1,500	1,631
MidAmerican Energy Holdings Company		5.875%	10/1/12	500	508
Pacific Gas and Electric Company		6.050%	3/1/34	1,570	1,477
Progress Energy, Inc.		7.100%	3/1/11	510	559
Sempra Energy		1.740%	5/21/08	635	634	D
Sithe Independence Funding Corporation		9.000%	12/30/13	1,500	1,650
TXU Corp.		6.375%	6/15/06	1,500	1,580
TXU Energy Co.		6.125%	3/15/08	500	527
TXU Energy Co.		7.000%	3/15/13	370	403
Xcel Energy, Inc.		7.000%	12/1/10	350	387

					11,524

Environmental Services	0.7%
Allied Waste North America Incorporated		8.875%	4/1/08	250	274
Safety-Kleen Corp.		9.250%	5/15/09	346	17	E
Waste Management, Inc.		7.375%	5/15/29	715	775

					1,066

Food, Beverage and Tobacco	3.2%
Altria Group, Inc.		6.375%	2/1/06	75	78
Altria Group, Inc.		7.000%	11/4/13	985	1,003

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Food, Beverage and Tobacco—Continued
Altria Group, Inc.		7.750%	1/15/27	$340	$348
Kraft Foods Inc.		6.250%	6/1/12	75	79
Nabisco Incorporated		7.550%	6/15/15	1,250	1,436	A
R.J. Reynolds Tobacco Holdings, Inc.		7.250%	6/1/12	1,360	1,319
Tyson Foods, Inc.		7.000%	1/15/28	500	500	A

					4,763

Gaming	N.M.
Horseshoe Gaming Holding Corp.		8.625%	5/15/09	53	55

Gas and Pipeline Utilities	2.4%
CenterPoint Energy Resources Corp.		7.875%	4/1/13	390	437
Dynegy Holdings Inc.		6.875%	4/1/11	1,300	1,120	A
Dynegy Holdings Inc.		8.750%	2/15/12	735	698	A
The Williams Companies, Inc.		7.500%	1/15/31	102	92
The Williams Companies, Inc.		8.750%	3/15/32	1,250	1,250

					3,597

Health Care	0.8%
Tenet Healthcare Corporation		5.000%	7/1/07	200	199
Tenet Healthcare Corporation		7.375%	2/1/13	900	815	A
Tenet Healthcare Corporation		6.875%	11/15/31	250	196

					1,210

Homebuilding	0.2%
Centex Corporation		5.125%	10/1/13	160	151
Pulte Homes, Inc.		6.250%	2/15/13	145	148	A

					299

Insurance	1.0%
Loews Corporation		7.000%	10/15/23	1,000	992
Oil Insurance Ltd		5.150%	8/15/33	220	220	B
Provident Companies, Inc.		7.000%	7/15/18	230	219	A

					1,431

Investment Banking/Brokerage	0.7%
J.P. Morgan Capital Trust II		7.950%	2/1/27	150	161
J.P. Morgan Chase & Co.		5.750%	1/2/13	145	148
The Goldman Sachs Group, Inc.		6.345%	2/15/34	755	709

					1,018

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Pacific American Income Shares, Inc.—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Lodging/Hotels	0.3%
Hilton Hotels Corporation		7.625%	12/1/12	$450	$484

Media	2.8%
AMFM Inc.		8.000%	11/1/08	210	237
AOL Time Warner Inc.		6.875%	5/1/12	570	616
AOL Time Warner Inc.		7.700%	5/1/32	670	732
Liberty Media Corporation		3.020%	9/17/06	885	902	D
Liberty Media Corporation		8.500%	7/15/29	330	382	A
Liberty Media Corporation		8.250%	2/1/30	165	188	A
Time Warner Entertainment Company, L.P.		8.375%	7/15/33	770	901
Viacom Inc.		5.625%	8/15/12	190	194	A

					4,152

Medical Care Facilities	0.9%
HCA Inc.		5.250%	11/6/08	105	104
HCA Inc.		7.875%	2/1/11	250	274	A
HCA Inc.		6.300%	10/1/12	180	180
HCA Inc.		5.750%	3/15/14	395	376
Health Care REIT, Inc.		8.000%	9/12/12	370	416

					1,350

Oil and Gas	5.4%
Amerada Hess Corporation		7.300%	8/15/31	1,140	1,157
Conoco Inc.		6.950%	4/15/29	90	99
ConocoPhillips		4.750%	10/15/12	250	244
Devon Energy Corporation		7.950%	4/15/32	350	404
El Paso Corporation		7.800%	8/1/31	1,000	803
Occidental Petroleum Corporation		6.750%	1/15/12	2,000	2,203
Ocean Energy Inc.		4.375%	10/1/07	430	435
Panhandle Eastern Pipe Line Company		4.800%	8/15/08	445	444
Sonat Inc.		7.625%	7/15/11	1,000	893
Valero Energy Corporation		6.875%	4/15/12	215	234
Vintage Petroleum, Inc.		7.875%	5/15/11	250	256
XTO Energy, Inc.		6.250%	4/15/13	980	1,019

					8,191

Paper and Forest Products	1.4%
Georgia-Pacific Corp.		9.500%	12/1/11	70	82	A
International Paper Company		5.500%	1/15/14	490	480	A
MeadWestvaco Corporation		6.850%	4/1/12	530	569

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Paper and Forest Products—Continued
Weyerhaeuser Company		6.750%	3/15/12	$580	$628	A
Weyerhaeuser Company		7.375%	3/15/32	390	424

					2,183

Pharmaceuticals	0.3%
Eli Lilly and Company		6.000%	3/15/12	400	427	A

Photo Equipment and Supplies	0.5%
Eastman Kodak Company		3.625%	5/15/08	375	355
Eastman Kodak Company		7.250%	11/15/13	345	351

					706

Real Estate	0.1%
Socgen Real Estate Co. LLC		7.64%	12/29/49	80	88	B

Retail	0.2%
Toys “R” Us, Inc.		6.875%	8/1/06	350	366	A

Special Purpose	10.9%
Ahold Finance USA, Inc.		8.250%	7/15/10	355	374
BAE Systems Holdings Inc.		6.400%	12/15/11	630	671	B
Conoco Funding Company		6.350%	10/15/11	420	457
DaimlerChrysler NA Holding Corporation		7.300%	1/15/12	415	453
DaimlerChrysler NA Holding Corporation		6.500%	11/15/13	160	164
Devon Financing Corporation ULC		6.875%	9/30/11	520	566
Duke Capital Corporation		6.250%	2/15/13	1,200	1,217	A
H.J. Heinz Finance Company		6.000%	3/15/12	300	318	A
NiSource Finance Corp.		3.200%	11/1/06	375	371
PNPP II Funding Corporation		9.120%	5/30/16	2,457	2,825	A
Qwest Capital Funding, Inc.		7.250%	2/15/11	2,000	1,710	A
Sprint Capital Corporation		4.780%	8/17/06	470	479
Sprint Capital Corporation		8.375%	3/15/12	675	776
Sprint Capital Corporation		8.750%	3/15/32	730	850
TCI Communications Financing III		9.650%	3/31/27	3,000	3,529
The Williams Companies, Inc. Credit Linked Certificates		6.750%	4/15/09	1,740	1,710	B

					16,470

Telecommunications	1.9%
AT&T Corp.		6.000%	3/15/09	68	65

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Pacific American Income Shares, Inc.—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Telecommunications—Continued
AT&T Corp.		8.050%	11/15/11	$475	$487
Citizens Communications Company		8.500%	5/15/06	540	575
Qwest Corporation		7.200%	11/1/04	300	302
Qwest Corporation		6.875%	9/15/33	1,000	833
SBC Communications Inc.		5.875%	8/15/12	260	267
Verizon New York Inc.		6.875%	4/1/12	340	364

					2,893

Telecommunications (Cellular/Wireless)	1.5%
AT&T Wireless Services Inc.		7.500%	5/1/07	500	548
AT&T Wireless Services Inc.		8.125%	5/1/12	120	139
AT&T Wireless Services Inc.		8.750%	3/1/31	610	744
Motorola, Inc.		7.625%	11/15/10	350	394	A
Nextel Communications, Inc.		7.375%	8/1/15	365	368

					2,193

Transportation	0.9%
Continental Airlines, Inc.		6.545%	2/2/19	84	79
Continental Airlines, Inc.		7.256%	3/15/20	261	254
Delta Air Lines, Inc.		7.570%	11/18/10	160	148	A
Delta Air Lines, Inc.		6.417%	7/2/12	400	414
Delta Air Lines, Inc.		6.718%	1/2/23	302	311
Northwest Airlines Corporation		7.575%	9/1/20	87	85
United Airlines, Inc.		7.783%	1/1/14	102	84

					1,375

Total Corporate Bonds and Notes (Identified Cost—$97,469)					99,323
Mortgage-Backed Securities	0.8%

Fixed Rate Securities	0.8%
Glendale Federal Savings Bank 1978-A		9.125%	1/25/08	13	13
Nomura Asset Securities Corporation 1996-MD5		7.120%	4/13/39	1,170	1,238

Total Mortgage-Backed Securities (Identified Cost—$1,182)					1,251
U.S. Government and Agency Obligations	0.8%

Fixed Rate Securities	0.8%
United States Treasury Bonds		5.375%	2/15/31	1,155	1,165	A

Total U.S. Government and Agency Obligations (Identified Cost—$1,160)					1,165

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
U.S. Government Agency Mortgage- Backed Securities	1.4%

Fixed Rate Securities	1.4%
Fannie Mae		8.000%	4/25/06	$79	$82
Fannie Mae		10.500%	7/1/09	49	53
Fannie Mae		6.000%	4/1/14	4	5
Fannie Mae		11.500%	11/1/17	41	46
Fannie Mae		14.000%	2/1/18	46	54
Freddie Mac		10.250%	5/1/09	38	41
Freddie Mac		6.500%	2/1/29	1,090	1,139
Government National Mortgage Association		7.000%	8/15/25 to 6/15/28	477	508
Government National Mortgage Association		6.500%	8/15/28	21	22
Government National Mortgage Association		6.000%	12/15/28	151	156

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$1,988)					2,106
Yankee BondsF	28.9%

Banking and Finance	1.4%
Corporacion Andina de Fomento		1.520%	1/26/07	470	470	D
HBOS Treasury Services plc		3.750%	9/30/08	380	374	B
HBOS Capital Funding LP		6.071%	6/30/49	560	562	A,B
Mizuho Financial Group, Inc.		5.790%	4/15/14	750	737	B

					2,143

Banks	1.8%
ABN Amro Bank NV		4.650%	6/4/18	580	516
Korea Exchange Bank		13.750%	6/30/10	1,000	1,100	B,C
Royal Bank of Scotland Group plc		8.817%	3/31/49	1,000	1,045

					2,661

Cable	0.2%
British Sky Broadcasting Group plc		6.875%	2/23/09	330	360

Electric	0.5%
Empresa Nacional de Electricidad S.A.		8.500%	4/1/09	670	732	A

Foreign Governments	8.6%
Federative Republic of Brazil		14.500%	10/15/09	180	210
Federative Republic of Brazil		12.000%	4/15/10	210	224

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Pacific American Income Shares, Inc.—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee Bonds—Continued

Foreign Governments—Continued
Federative Republic of Brazil		2.125%	4/15/12	$169	$142	D
Federative Republic of Brazil		2.125%	4/15/12	264	220	D
Federative Republic of Brazil		8.000%	4/15/14	387	353	A
Federative Republic of Brazil		11.000%	8/17/40	260	245	A
Province of Manitoba		9.500%	9/15/18	730	1,021
Quebec Province		7.220%	7/22/36	980	1,271	C
Republic of Bulgaria		8.250%	1/15/15	20	23	B
Republic of Bulgaria		8.250%	1/15/15	508	593
Republic of Chile		1.570%	1/28/08	320	323	D
Republic of Colombia		10.500%	7/9/10	200	214
Republic of Colombia		11.750%	2/25/20	260	284
Republic of Panama		9.625%	2/8/11	170	188
Republic of Panama		9.375%	7/23/12	110	120
Republic of Panama		2.000%	7/17/16	80	68	D
Republic of Panama		10.750%	5/15/20	100	112	A
Republic of Panama		9.375%	1/16/23	40	41
Republic of Peru		9.125%	2/21/12	50	51
Republic of Peru		8.375%	5/3/16	40	37
Republic of Peru		5.000%	3/7/17	419	362	C
Republic of Peru		8.750%	11/21/33	90	79	A
Republic of South Africa		7.375%	4/25/12	250	271
Republic of South Africa		6.500%	6/2/14	260	262
Republic of the Philippines		9.875%	1/15/19	150	149	A
Russian Federation		5.000%	3/31/30	1,280	1,169	C
Russian Ministry of Finance		3.000%	5/14/06	80	77
United Mexican States		8.375%	1/14/11	1,460	1,650
United Mexican States		11.500%	5/15/26	2,260	3,169	A
United Mexican States		7.500%	4/8/33	0.3	0.3

					12,928

Insurance	0.8%
Axa		8.600%	12/15/30	550	673
XL Capital plc		6.500%	1/15/12	500	535

					1,208

Investment Banking/Brokerage	2.2%
Credit Suisse First Boston, London		7.900%	5/29/49	3,000	3,305	B

Manufacturing (Diversified)	3.1%
Tyco International Group S.A.		5.800%	8/1/06	280	292

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee Bonds—Continued

Manufacturing (Diversified)—Continued
Tyco International Group S.A.		6.375%	10/15/11	$1,450	$1,542
Tyco International Group S.A.		7.000%	6/15/28	1,364	1,448
Tyco International Group S.A.		6.875%	1/15/29	1,366	1,430

					4,712

Oil and Gas	1.3%
Gaz Capital S.A.		8.625%	4/28/34	70	68
Petrobras International Finance Company (PIFCO)		9.750%	7/6/11	345	374
Petroliam Nasional Berhad		7.125%	8/15/05	150	156	B
Petroliam Nasional Berhad		7.625%	10/15/26	1,260	1,343	B

					1,941

Special Purpose	6.2%
Deutsche Telekom International Finance BV		8.750%	6/15/30	1,000	1,217
HSBC Capital Funding LP		4.610%	12/29/49	780	707	B
HSBC Holdings plc		5.250%	12/12/12	970	964
Gemstone Investors Limited		7.710%	10/31/04	375	378	B
PDVSA Finance Ltd. 1998-1		7.400%	8/15/16	110	106
Petrozuata Finance, Inc.		8.220%	4/1/17	4,680	4,399	B
UFJ Finance Aruba AEC		6.750%	7/15/13	1,500	1,551

					9,322

Telecommunications	2.5%
British Telecommunications plc		8.875%	12/15/30	330	407
France Telecom SA		9.500%	3/1/31	1,060	1,331
INTELSAT		6.500%	11/1/13	355	314
Tele Norte Leste Participacoes S.A.		8.000%	12/18/13	410	367	B
Telecom Italia S.p.A.		5.250%	11/15/13	750	726	B
Telecom Italia S.p.A.		6.375%	11/15/33	335	323	B
Telus Corporation		7.500%	6/1/07	250	272

					3,740

Utilities	0.3%
United Utilities plc		5.375%	2/1/19	580	537

Total Yankee Bonds (Identified Cost—$41,112)					43,589

Total Long-Term Securities (Identified Cost—$142,911)					147,434

Semi-Annual Report to Shareholders

PORTFOLIO OF INVESTMENTS—Continued

Pacific American Income Shares, Inc.—Continued

	% OF NET ASSETS	PAR/ SHARES		VALUE
Investment of Proceeds From Securities Lending	13.7%
State Street Navigator Securities Lending Prime Portfolio		20,704	shs	$20,704

Total Investment of Proceeds From Securities Lending (Identified Cost—$20,704)				20,704
Short-Term Securities	0.6%

Repurchase Agreements	0.6%
Deutsche Bank AG
1.4%, dated 6/30/04, to be repurchased at $450 on 7/1/04 (Collateral: $455 Federal Home Loan Bank bonds, 5.25%, due 6/18/14, value $462)		$450		450
Goldman, Sachs & Company
1.45%, dated 6/30/04, to be repurchased at $484 on 7/1/04 (Collateral: $465 Fannie Mae notes, 5.5%, due 2/15/06, value $504)		484		484

Total Short-Term Securities (Identified Cost—$934)				934
Total Investments (Identified Cost—$164,549)	112.2%			169,072
Obligation to Return Collateral for Securities Loaned	(13.7)%			(20,704)
Other Assets Less Liabilities	1.5%			2,218

Net Assets	100.0%			$150,586

A	All or a portion of these securities are on loan. See Note 3 to the financial statements.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 13.8% of net assets.
C	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of June 30, 2004.
E	Bond is in default at June 30, 2004.
F	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2004 (Unaudited)

(Amounts in Thousands)

Pacific American Income Shares, Inc.

Assets:
Investment securities at market value (cost—$163,615)	$168,138
Repurchase agreement, at cost	934
Cash	6
Receivable for securities sold	793
Receivable for accrued interest	2,502
Other assets	13

172,386

Liabilities:
Obligation to return collateral for securities loaned	20,704
Payable for securities purchased	851
Advisory fees payable	63
Accrued expenses	182

21,800

Net Assets—Equivalent to $16.04 per share on 9,389 outstanding shares of common stock	$150,586

Summary of Stockholders’ Equity:
Common stock, par value $.01 per share: authorized 20,000 shares; 9,389 issued and outstanding shares	$94
Additional paid-in capital	141,896
Under/(over) distributed net investment income	169
Accumulated net realized gain/(loss) on investments	3,904
Unrealized appreciation/(depreciation) of investments	4,523

Net assets applicable to outstanding common stock	$150,586

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF OPERATIONS

(Amounts in Thousands) (Unaudited)

Pacific American Income Shares, Inc.

FOR THE SIX MONTHS ENDED JUNE 30, 2004
Investment Income:
Interest income	$5,136

Expenses:
Advisory fees	398
Custodian fees	50
Audit and legal fees	72
Directors’ fees and expenses	23
Registration fees	12
Reports to shareholders	50
Taxes, other than federal income taxes	25
Transfer agent and shareholder serving expense	19
Other	4

653
Less fees waived	(12)

Total expenses, net of waivers	641

Net Investment Income	4,495

Realized and Unrealized Gain/(Loss) on Investments:
Net realized gain/(loss) on investments	3,928
Unrealized appreciation/(depreciation) of investments	(8,434)

Net Realized and Unrealized Gain/(Loss) on Investments	(4,506)

Change in Net Assets Resulting From Operations	$(11)

See notes to financial statements.

Semi-Annual Report to Shareholders

STATEMENT OF CHANGES IN NET ASSETS

(Amounts in Thousands)

Pacific American Income Shares, Inc.

	FOR THE SIX MONTHS ENDED 6/30/04	FOR THE YEAR ENDED 12/31/03
Operations:	(UNAUDITED)
Net investment income	$4,495	$8,663
Net realized gain/(loss) on investments	3,928	2,063
Increase/(decrease) in unrealized appreciation of investments	(8,434)	12,365

Change in net assets resulting from operations	(11)	23,091

Distributions to shareholders from:
Net investment income	(4,448)	(9,190)
Net realized gains on investments	(94)	—

Total increase/(decrease)	(4,553)	13,901

Net Assets:
Beginning of period	155,139	141,238

End of period (includes under/(over) distributed net investment income of $169 and $122, respectively)	$150,586	$155,139

See notes to financial statements.

Semi-Annual Report to Shareholders

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

	FOR THE SIX MONTHS ENDED JUNE 30, 2004		FOR THE YEARS ENDED DECEMBER 31,
			2003	2002	2001	2000	1999
Per Share Operating Performance:	(UNAUDITED)
Net asset value, beginning of period	$16.52		$15.04	$15.12	$14.84	$14.54	$15.56

Net investment income	.48		.92	1.00	1.03	1.08	1.06
Net realized and unrealized gain/(loss) on investments	(.48)		1.54	(.08)	.31	.29	(.99)

Total from investment operations	—		2.46	.92	1.34	1.37	.07

Distributions paid from:
Net investment income	(.47)		(.98)	(1.00)	(1.06)	(1.07)	(1.05)
Net realized gain/(loss) on investments	(.01)		—	—	—	—	(.04)

Total distributions	(.48)		(.98)	(1.00)	(1.06)	(1.07)	(1.09)

Net asset value, end of period	$16.04		$16.52	$15.04	$15.12	$14.84	$14.54

Market value per share, end of period	$13.93		$15.35	$14.35	$14.56	$13.50	$11.88

Total Return:
Based on net asset value per share	.24	%A	17.13%	6.35%	9.45%	10.73%	1.14%
Based on market value per share	(6.31	)%A	14.07%	5.38%	15.86%	23.34%	(18.39)%

Ratios to Average Net Assets:
Expenses	.84	%B	.94%	.80%	.77%	.78%	.76%
Net investment income	5.87	%B	5.78%	6.75%	6.66%	7.48%	7.07%

Supplemental Data:
Portfolio turnover rate	31	%A	47%	43%	116%	78%	242%
Net assets at end of period (in thousands)	$150,586		$155,139	$141,238	$141,932	$139,344	$136.485

A	Not annualized.
B	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS

(Amounts in Thousands) (Unaudited)

Note 1—Summary of Significant Accounting Policies:

Pacific American Income Shares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company. The significant accounting policies of the Company, which are in accordance with accounting principles generally accepted in the United States of America, include the following:

(a) Cash—Cash includes demand deposits held with the Company’s custodian and does not include short-term investments.

(b) Investments—Security transactions are recorded on the trade date. Investment securities owned at June 30, 2004, are reflected in the accompanying Schedule of Investments at their value on June 30, 2004. In valuing portfolio securities, securities listed or traded on a national securities exchange are valued at the last sales price. Each security traded in the over-the-counter market, including listed debt securities whose primary market is believed to be over-the-counter, is generally valued at the mean of the bid and asked prices at the time of computation. Prices are obtained from at least two dealers regularly making a market in the security, unless such prices can be obtained from only a single market maker. The difference between cost and market value is reflected separately as unrealized appreciation or depreciation of investments. Short-term securities are generally stated at cost plus interest earned, which approximates market value.

The net realized gain or loss on investment transactions is determined for federal income tax and financial reporting purposes on the basis of identified cost. Purchases and sales of securities other than short-term and U.S. government securities for the year ended June 30, 2004, aggregated $48,500 and $43,108, respectively. Purchases and sales of U.S. government securities for the six months ended June 30, 2004, were $2,642 and $3,844, respectively.

(c) Recognition of income, expenses and distributions to shareholders—The Company accrues interest income and expenses on a daily basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

(d) Federal income taxes—No provision for federal income or excise taxes is required since the Company intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

The Company intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of June 30, 2004, the Company has no capital loss carryforwards.

(e) Use of estimates—Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(f) Foreign currency translation—Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of the Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

(g) Other—In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these arrangements is dependent on claims that may be made against the Company in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2—Investment Advisory Agreement and Affiliated Persons:

The Company has entered into an investment advisory agreement with Western Asset Management Company (“Adviser”), which is a wholly owned subsidiary of Legg Mason, Inc., pursuant to which the Adviser provides investment advice and administrative services to the Company. In return for its services, the Company pays the Adviser a monthly fee at an annual rate of 0.7% of the average monthly net assets of the Company up to $60,000 and 0.4% of such net assets in excess of $60,000. If

Semi-Annual Report to Shareholders

NOTES TO FINANCIAL STATEMENTS—Continued

expenses (including the Adviser’s fee but excluding interest, taxes, brokerage fees, the expenses of any offering by the Company of its securities, and extraordinary expenses beyond the control of the Company) borne by the Company in any fiscal year exceed 1.5% of average net assets up to $30,000 and 1% of average net assets over $30,000, the Adviser will reimburse the Company for any excess. No expense reimbursement is due for the six months ended June 30, 2004.

Western Asset Management Company Limited (“WAML”) provides the Company with investment research, advice, management and supervision and a continuous investment program for the Company’s portfolio of non-dollar securities consistent with the Company’s investment objectives and policies. As compensation, the Adviser pays WAML a fee based on the pro rata assets of the Company managed by WAML during the month.

Under the terms of an Administrative Services Agreement among the Company, the Adviser, and Legg Mason Fund Adviser, Inc. (the “Administrator”), the Adviser (not the Company) pays the Administrator a monthly fee of $3,000, an annual rate of $36,000.

Note 3—Securities Loaned:

The Company lends its securities to approved brokers to earn additional income and receives cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by the Company’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of loaned securities. At June 30, 2004, the market value of the securities on loan to broker-dealers was $20,282, for which the Company received collateral of $20,704 in cash. Such collateral is in the possession of the Company’s custodian. The cash was invested in the State Street Navigator Securities Lending Prime Portfolio and is included in the Company’s schedule of investments. As with other extensions of credit, the Company may bear the risk of delay in recovery or even loss of rights to the collateral should the borrower of the securities fail financially.

Note 4—Forward Currency Exchange Contracts:

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Company as an unrealized gain or loss. When the contract is closed or delivery is taken, the Company records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Company’s securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Company could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At June 30, 2004, there were no open forward currency exchange contracts.

Note 5—Shareholder Meeting Results:

The Company’s annual meeting of shareholders was held on May 4, 2004. Of the 9,389 shares outstanding, the following shares were voted at the meeting:

	For	Abstain
Election of six Directors:
Ronald J. Arnault	7,664	74
John E. Bryson	7,659	79
Anita L. Defrantz	7,646	93
William G. McGagh	7,641	97
William E.B. Siart	7,658	80
Louis A. Simpson	7,660	79

Pacific American Income Shares, Inc.

The Board of Directors

William G. McGagh, Chairman *

Ronald J. Arnault †

John E. Bryson *

Anita L. DeFrantz †

William E. B. Siart *†

Louis A. Simpson †

* Member of Executive Committee

† Member of Audit Committee

Officers

James W. Hirschmann, President

Scott F. Grannis, Vice President

Ilene S. Harker, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Marie K. Karpinski, Treasurer and Principal Financial and Accounting Officer

Erin K. Morris, Assistant Treasurer

Lisa G. Mrozek, Secretary

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91105

Western Asset Management Company Limited

155 Bishopsgate

London, England EC2N3TY

Custodian

State Street Bank & Trust Company

P.O. Box 1031

Boston, MA 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, NY 10111

Independent Accountants

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, MD 21201

Transfer Agent

EquiServe Trust Company, N.A.

P.O. Box 43011

Providence, RI 02940-3011

Pacific American Income Shares, Inc.

P.O. Box 983

Pasadena, California 91105

In accordance with Section 23(c) of the Investment Company Act of 1940, the Company hereby gives notice that it may, from time to time, repurchase its shares in the open market at the option of the Board of Directors, and on such terms as the Board of Directors shall determine.

PACAM-SAR-04

Item 2 – Code of Ethics

Not applicable for semi-annual reports.

Item 3 – Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4 – Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5 – Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6 – Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 – Disclosure of Proxy Voting Policies and Procedures

Not applicable for semi-annual reports.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders

The Governance and Nominating Committee will accept recommendations for nominees to the Registrant’s Board of Directors from shareholders. Shareholders may forward recommendations the Registrant’s Secretary at 385 East Colorado Boulevard, Pasadena, California 91101, Attn: Secretary. The Governance and Nominating Committee has approved the following procedures for shareholders to submit nominees to the Registrant’s Board of Directors:

Procedures for Shareholders to Submit Nominee Candidates

(As of February 10, 2004)

A Fund shareholder must follow the following procedures in order to properly submit a nominee recommendation for the Committee’s consideration.

1.	The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Fund, to the attention of the Secretary, at the address of the principal executive offices of the Fund.

2.	The Shareholder Recommendation must be delivered to or mailed and received at the principal executive offices of the Fund not less than one hundred and twenty (120) calendar days nor more than one hundred and thirty-five (135) calendar days prior to the date of the Board or shareholder meeting at which the nominee would be elected.

3.	The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the class or series and number of all shares of the Fund owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director/trustee nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Fund); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Fund to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a director/trustee if elected; (iii) the recommending shareholder’s name as it appears on the Fund’s books; (iv) the class or series and number of all shares of the Fund owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve on the Board.

Item 10 – Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 – Exhibits

(a) File the exhibits listed below as part of this Form.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific American Income Shares, Inc.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Pacific American Income Shares, Inc.

Date: 8/24/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Pacific American Income Shares, Inc.

Date: 8/24/04

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Treasurer and Principal Financial and Accounting Officer
Pacific American Income Shares, Inc.

Date: 8/24/04